Share-Based Compensation (Summary Of Restricted Stock Activity) (Details) - Restricted Stock Award And Restricted Stock Unit [Member] shares in Thousands	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at beginning of year, Shares | shares
Granted, Shares | shares	1,016
Vested, Shares | shares	(829)
Non-vested at end of year, Shares | shares	187
Non-vested at beginning of year, Weighted-Average Grant-Date Fair Value | $ / shares
Granted, Weighted Average Grant Date Fair Value | $ / shares	0.31
Vested, Weighted Average Grant Date Fair Value | $ / shares	0.31
Non-vested at end of year, Weighted-Average Grant-Date Fair Value | $ / shares	$ 0.33